Commitments and Contingencies - Additional Information (Detail) $ in Thousands, $ in Millions		3 Months Ended		12 Months Ended
	Nov. 28, 2011 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NZD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2017 NZD ($)	Apr. 30, 2013 USD ($)
Long-term Purchase Commitment [Line Items]
Aggregate rental expense for operating leases				$ 21,100	$ 19,600	$ 16,200
Advertising Expense				19,500	19,000	$ 21,300
2degrees | NEW ZEALAND | Huawei
Long-term Purchase Commitment [Line Items]
Purchase commitment		$ 27,358		$ 27,358
Year through which commitment cell sites on air is outstanding				2020
2degrees | NEW ZEALAND | Huawei | Other Equipment And Services
Long-term Purchase Commitment [Line Items]
Purchase commitment		1,100		$ 1,100
2degrees | NEW ZEALAND | New Zealand government
Long-term Purchase Commitment [Line Items]
Contractual Obligation							$ 20.0
2degrees | NEW ZEALAND | Unspecified
Long-term Purchase Commitment [Line Items]
Purchase commitment		5,000		$ 5,000
Year through which purchase commitments with various vendors is outstanding				2019
2degrees | NEW ZEALAND | New Zealand Ministry Of Economic Development | Maximum
Long-term Purchase Commitment [Line Items]
Purchase commitment	$ 9,500
Spectrum licenses effective date	Nov. 28, 2031
2degrees | NEW ZEALAND | New Zealand Ministry Of Economic Development | Minimum
Long-term Purchase Commitment [Line Items]
Spectrum licenses effective date	Nov. 25, 2022
2degrees | NEW ZEALAND | Handsets | Unspecified
Long-term Purchase Commitment [Line Items]
Advertising Expense		900	$ 1.3
Purchase commitment		71,000		$ 71,000
Purchase agreement, effective date				Aug. 01, 2016
Nueva Tel | BOLIVIA | Claro
Long-term Purchase Commitment [Line Items]
Purchase commitment		7,141		$ 7,141
Year through which purchase commitments with various vendors is outstanding				2027
Nueva Tel | BOLIVIA | ATT
Long-term Purchase Commitment [Line Items]
Fine imposed					$ 4,500			$ 2,200
Nueva Tel | BOLIVIA | Unspecified
Long-term Purchase Commitment [Line Items]
Purchase commitment		15,700		$ 15,700
Year through which purchase commitments with various vendors is outstanding				2020
Nueva Tel | BOLIVIA | Telecel
Long-term Purchase Commitment [Line Items]
Purchase commitment		27,871		$ 27,871
Year through which purchase commitments with various vendors is outstanding				2031
Nueva Tel | BOLIVIA | Nokia
Long-term Purchase Commitment [Line Items]
Purchase commitment		$ 5,500		$ 5,500